Significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Basis of consolidation

(1) Basis of consolidation

(a) Subsidiaries

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Group. Control is achieved when the Group has power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee, and has the ability to use its power to affect its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

The financial statements of the subsidiaries are consolidated into the consolidated financial statements of the Group from the date when the Group obtains control over a subsidiary until the date the Group loses control of the subsidiary. Additionally, the financial statements of subsidiaries are adjusted to conform to the accounting policies adopted by the Group, as necessary.

The Group treats transactions with non-controlling interests (“NCI”) that do not result in a loss of control as transactions with equity owners of the Company. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in equity attributable to owners of the Company.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated upon consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.

When the Group ceases to have control over a subsidiary, any retained interest in the entity is remeasured to its fair value on the date when control is lost, with the change in the carrying amount recognized in profit or loss in its entirety.

(b) Associates and joint ventures

Associates are entities over which the Group has significant influence, but not control or joint control, over management decision-making in relation to their financial and operating policies. Significant influence is the power to participate in the financial and operating policy decisions of the entity.

Joint control is a contractual arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each party. Joint ventures are joint arrangements whereby the parties who have joint control of the arrangement have the rights to the net assets of the arrangement.

Investments in interests in associates and joint ventures are accounted for using the equity method. Under the equity method, investments in interests are initially recognized at cost, and adjusted for changes in the net assets of associates and joint ventures that arise after the date of the acquisition.

When the Group’s interest in an associate or a joint venture is reduced, but the investment continues to be classified as an associate or a joint venture respectively, the Group reclassifies to profit or loss the proportion of the related gain or loss that had previously been recognized in other comprehensive income (“OCI”) corresponding to that reduction in ownership interest. However, where the investment ceases to be classified as an associate or joint venture but is classified as a financial asset, the Group measures the retained interest at fair value in accordance with IFRS 9, and recognizes in profit or loss any difference between such fair value and the carrying amount at the date the equity method was discontinued.

The Group’s share of operating results of associates and joint ventures is adjusted to conform to the Group’s accounting policy and recognized as “Share of profit or loss of associates and joint ventures accounted for using the equity method” in the consolidated statements of profit or loss. Unrealized gains or losses on transactions are eliminated to the extent of the Group’s interest in the investee.

Impairment in respect of an equity-method investee is measured by comparing the recoverable amount of the investment with its carrying amount. An impairment is recognized in profit or loss, and is reversed if there has been a favorable change in the estimates used to determine the recoverable amount.

Foreign currency transactions

(2) Foreign currency transactions

(a) Foreign currency transactions

Foreign currency transactions are converted into the functional currency of each company using foreign currency exchange rates prevailing at the transaction dates.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of transaction. Foreign currency differences are generally recognized in profit or loss.

(b) Translation of foreign operations

The assets and liabilities of foreign operations, which use a functional currency other than Japanese yen are translated into Japanese yen at exchange rates at the reporting date. Income and expenses of foreign operations are translated into Japanese yen at exchange rates at the dates of the transactions, which are approximated using average exchange rates, unless the exchange rates fluctuate significantly.

Foreign currency differences are recognized in OCI and accumulated in the foreign currency translation reserve in other components of equity, except to the extent that the translation difference is allocated to NCI.

When a foreign operation is disposed of in its entirety or partially such that control or significant influence is lost, the cumulative amount in the foreign currency translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate while retaining significant influence, the relevant proportion of the cumulative amount is reclassified to profit or loss.

Segment reporting

(3) Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments and is considered to be the board of directors of the Company.

Cash and cash equivalents

(4) Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

Inventories

(5) Inventories

Inventories are valued at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling costs. The costs of inventories include direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, which are allocated on the basis of normal operating capacity. Costs are assigned to individual items of inventory on the basis of weighted average costs. Costs of purchased inventory are determined after deducting rebates and discounts.

Property, plant and equipment

(6) Property, plant and equipment

Property, plant and equipment are measured initially at cost and subsequently carried at the amount net of any accumulated depreciation and any accumulated impairment losses.

Costs incurred to enlarge, upgrade or improve the items that increase productivity, capacity or efficiency, or extend the useful lives of the assets are capitalized as an increase in the cost of the related asset, while repairs and maintenance expenses are charged to expense as incurred.

The depreciable amount is the cost of the asset less the estimated residual values. The Group depreciates its property, plant and equipment primarily using the straight-line method over the useful lives, as follows:

Years of useful lives
Buildings and structures	2 – 50
Machinery, equipment and vehicles	1 – 17
Tools, furniture and fixtures	1 – 20

The depreciation methods, useful lives and residual values are reviewed at the end of each reporting period, and any necessary changes are applied prospectively as a change in accounting estimate.

Gains or losses arising from the sales or disposals of an asset are determined as the difference between the carrying amount of the asset and its sales proceeds and recognized in “Other operating income” or “Other operating expenses” in the consolidated statements of profit or loss.

Intangible assets

(7) Intangible assets

Intangible assets are measured initially at cost of acquisition or development. After initial recognition, intangible assets are carried at cost less accumulated amortizations and any accumulated impairment losses. Intangible assets acquired separately are measured at cost at initial recognition.

Intangible assets are amortized using the straight-line method over their estimated useful lives. Useful lives of major categories of intangible assets are as follows:

Years of useful lives
Software	2 – 10
Development costs	2 – 5

The amortization methods, useful lives and residual values are reviewed at the end of each reporting period, and if there are any changes necessary, those changes are applied prospectively as a change in accounting estimate.

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset.

Leases

(8) Leases

The determination of whether an arrangement is a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Lessee

The Group leases property, plant and equipment and intangible assets as a lessee. The determination of whether an agreement contains a lease is based on the examination of the economic nature of the transactions regardless of the form of the lease.

Among the lease transactions, those that substantially transfer all the risks and rewards of ownership to the Group are classified as finance leases, and leases other than finance leases are classified as operating leases.

For finance leases, leased assets (presented in the respective accounts of “Property, plant and equipment” or “Intangible assets”) and lease obligations (presented in “Other financial liabilities (current)” and “Other financial liabilities (non-current))” are recognized at the lower of the fair value of the leased property or the present value of the minimum lease payments.

For operating leases, lease payments are recognized as an expense on a straight-line basis over the lease term.

Lessor

The Group undertakes leasing activities involving property, plant and equipment as a lessor. The determination of whether an agreement contains a lease is based on the examination of the economic nature of the transactions regardless of the form of the lease.

For finance leases, net investments in finance leases are recognized as lease receivables (presented in “Trade and other receivables”). Lease receivables are categorized into amounts equivalent to the principal and interest of lease receivables. Further, if the main purpose of a finance lease is the sale of products and the finance leases have been implemented in accordance with sales policies, the lower of the fair value of the assets subject to leases or minimum lease payment receivable discounted at the market rate of interest is recognized as revenue, and the purchase price of the leased assets is recognized in cost of sales.

For operating leases, lease income is recognized on a straight line basis over the term of the lease. The respective leased assets are included in the statement of financial position based on their nature.

Impairment of property, plant and equipment, and intangible assets

(9) Impairment of property, plant and equipment, and intangible assets

The Company assesses at the end of each reporting period whether there is an indication that an asset may be impaired. If any such indication exists, the Company recognizes impairment losses when its carrying amount exceeds its recoverable amount.

The recoverable amount of an asset or CGU is the higher of fair value less costs of disposal and value in use. Value in use is determined as the present value of future cash flows expected to be derived from an asset or CGU. When it is not possible to estimate the recoverable amount of the individual asset, the recoverable amount of CGU to which the asset belongs is estimated.

When the carrying amount of CGU exceeds the recoverable amount, the carrying amount is reduced to the recoverable amount and an impairment loss is recognized in profit or loss. An impairment loss for CGU is allocated to the assets on the basis of the relative carrying amount of each asset in the unit.

The Group determines at the end of each reporting period whether there is any indication that an impairment loss recognized in prior years has decreased or extinguished. An impairment loss is reversed when there is an indication that there has been a change in the estimates used to determine an asset’s recoverable amount. When an impairment loss recognized is reversed, carrying amount of the asset is increased to its updated estimated recoverable amount. A reversal of an impairment loss is recognized, to the extent the increased carrying amount does not exceed the lower of the recoverable amount or the carrying amount (net of depreciation and amortization) that would have been determined had no impairment loss been recognized. A reversal of an impairment loss is recognized as “Other operating income.”

Financial instruments

(10) Financial instruments

The Group applies the requirements for financial instruments under IFRS 9 “Financial Instruments” issued in July 2014.

(a) Recognition and derecognition

The Group initially recognizes a financial asset or a financial liability when it becomes a party to the contractual provisions of the instrument. The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognized financial assets created or retained by the Group is recognized as a separate asset or liability. The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expire.

The Group directly writes off the gross carrying amount of financial assets that are legally discharged (by court or relevant law) or where the Group has no reasonable expectations of recovering a financial asset in question in its entirety or a portion.

(b) Offsetting

Financial assets and liabilities are offset and the net amount is presented in the statement of financial position when, and only when, the Group has a legally enforceable right to offset the amounts and intends to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(c) Classification and measurement—financial assets

Financial assets are classified as subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”) or fair value through profit or loss (“FVPL”).

A regular way purchase or sale of financial assets is recognized and derecognized, as applicable, using transaction date accounting or settlement date accounting. The Group applies the following dates to account for each classification of financial asset:

• Financial assets at amortized cost	Settlement date accounting
• Financial assets at FVOCI	Transaction date accounting
• Financial assets at FVPL	Transaction date accounting

(i) Financial assets at amortized cost

A financial asset is measured at amortized cost if both of the following conditions are met:

•	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and

•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

These assets are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method. The impairment requirements discussed below are also applied.

(ii) Financial assets at FVOCI

A financial asset is measured at FVOCI if both of the following conditions are met:

•	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and

•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(iii) Financial assets at FVPL

A financial asset that is not measured at amortized cost or FVOCI is classified as measured at FVPL. It can also be designated as such on initial recognition. Directly attributable transaction costs are recognized in profit or loss as incurred. A gain or loss on a financial asset that is measured at FVPL is recognized in profit or loss.

The Group may make an irrevocable election at initial recognition for particular investments in equity instruments that would otherwise be measured at FVPL to present subsequent changes in fair value in other comprehensive income.

(iv) Investments in equity instruments designated at FVOCI

After initial recognition, investments in equity instruments not held for trading that are designated as measured at FVOCI should be measured at fair value, with no deduction for sale or disposal costs. With the exception of dividends received, the associated gains and losses (including any related foreign exchange component) are recognized in OCI. Amounts presented in OCI are not subsequently reclassified to profit or loss.

(d) Classification and measurement—financial liabilities

Financial liabilities are classified either as subsequently measured at FVPL or at amortized cost. Financial liabilities are classified as at FVPL if it is classified as held-for-trading or is designated as such on initial recognition. Directly attributable transaction costs are recognized in profit or loss as incurred. These liabilities are measured at fair value and changes therein, including any interest expense, are recognized in profit or loss.

Financial liabilities at amortized cost are initially measured at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

(e) Impairment

Impairment is based on an expected credit loss (“ECL”) model. The Group applies a three-stage approach to measuring ECL on debt instruments accounted for at amortized cost and FVOCI. Assets migrate through the following three stages based on the change in credit quality since initial recognition:

Stage 1: 12-month ECL

For exposure on debt instruments where there has not been a significant increase in credit risk since initial recognition and that were not credit impaired upon origination, the portion of the lifetime ECL associated with the probability of default events occurring within the next 12 months is recognized.

Stage 2: Lifetime ECL—not credit-impaired

For credit exposure on debt instruments where there has been a significant increase in credit risk since initial recognition but that are not credit impaired, a lifetime ECL is recognized.

Stage 3: Lifetime ECL—credit-impaired

Financial assets are assessed as credit impaired when one or more events that have detrimental impact on the estimated future cash flows of that asset have occurred. For financial assets that have become credit impaired, a lifetime ECL is recognized and interest income is calculated applying the effective interest rate to the amortized cost (net of provision) rather than the gross carrying amount.

At each reporting date, the Group assesses whether there has been a significant increase in credit risk for financial assets since initial recognition by comparing the risk of default occurring over the expected life between the reporting date and the date of initial recognition. The indicators used by the Group to assess whether there is any objective evidence of impairment include: significant financial difficulties of the issuer or the borrower; breach of contract, such as default or past due event in interest or principal payment, or; probable event that borrower will enter bankruptcy or financial reorganization.

If, in a subsequent period, credit quality improves and reverses any previously assessed significant increase in credit risk since origination, then the provision for doubtful debts reverts from lifetime ECL to 12-month ECL.

The Group applies the simplified approach for all trade receivables and lease receivables, instead of the three-stages above. Under this approach, the Group does not track changes in credit risk, but instead recognizes loss allowances based on lifetime ECL upon origination and at each reporting date.

(f) Derivatives and hedge accounting

In order to hedge foreign currency risks, the Group utilizes derivative transactions including foreign exchange forward contracts. At the initiation of a transaction, the Group documents the relationship between the hedging instrument and the hedged item, along with the risk management objective and strategy for undertaking the hedge transaction. Additionally, at the inception of the hedge and on an ongoing basis, the Group assesses whether the derivative designated as hedging instrument meets the criteria for hedge accounting in offsetting changes in cash flows of the hedged item.

Derivatives are initially recognized at fair value. For derivatives which do not meet the criteria for hedge accounting, subsequent changes in fair value are recognized in profit or loss. For derivatives which meet the criteria for hedge accounting, changes in fair value of derivatives that are designated and qualify as cash flow hedges are recognized in other comprehensive income. However, the ineffective portion of changes in the fair value of hedging derivatives is recognized in profit or loss.

Amounts accumulated in other comprehensive income are reclassified to profit or loss in the period when the hedged item affects profit or loss. However, when the hedged forecast transaction subsequently results in the recognition of a non-financial asset or liability, the amounts accumulated in other comprehensive income are included in the measurement of the asset or liability.

Furthermore, hedge accounting is discontinued prospectively when cash flow hedges no longer meet the criteria for hedge accounting, or when the hedging instrument expires or is sold, terminated or exercised.

Borrowings

(11) Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred and measured subsequently at amortized cost. Any difference between the proceeds, net of transaction costs, and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the financing of debt facilities are recognized as transaction costs of the debt to the extent that it is probable that some or all of the facility will be drawn down.

Borrowing costs

(12) Borrowing costs

Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

All other borrowing costs are expensed in the period in which they are incurred.

Provisions and contingencies

(13) Provisions and contingencies

The consolidated financial statements include all provisions for which it is considered more likely than not that the corresponding obligation will have to be settled.

Provisions are measured at the present value of the best estimate of the amount required to settle the obligation or transfer it, taking into account the information available on the event and its consequences. Adjustments arising from the discounting of the provision are recognized as finance costs when accrued.

Any items of contingent liabilities that may have a material impact on business in the future are disclosed in light of all available evidence at the end of the reporting period and by taking into account the probability of these contingencies and their impact on financial reporting.

Employee benefits

(14) Employee benefits

(a) Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(b) Defined contribution plans

Obligations for contributions to defined contribution plans are expensed as the related service is provided.

(c) Defined benefit plans

The Group’s net obligation related to defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.

The calculation of defined benefit obligations are performed annually by qualified actuaries using the projected unit credit method.

Remeasurements of defined benefit liabilities, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income. The Group determines the net interest expense on defined benefit liabilities for the period by applying discount rate used to measure the defined benefit obligations at the beginning of the annual period to the then defined benefit liabilities, taking into account any changes in defined benefit liabilities during the period as a result of contributions and benefit payments. Net interest expense and other operating expenses related to defined benefit plans are recognized in profit or loss.

Actuarial gains and losses arising from the defined benefit plan are recognized immediately in other comprehensive income and directly reclassified to retained earnings from other components of equity.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

Income taxes

(15) Income taxes

Income tax expense is comprised of current and deferred taxes, and it is recognized in profit or loss except for taxes arising from business combinations and transactions which are recognized directly in equity or in other comprehensive income.

(a) Current tax

Current tax is comprised of expected taxes payable or receivable on the taxable income or loss for the year and any adjustment to the taxes payable or receivable in respect of the previous years. The amount of current taxes payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any taxes arising from dividends.

Current tax assets and liabilities are offset only if certain criteria are met.

(b) Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognized for:

•	Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and;

•

Temporary differences related to investments in subsidiaries, associates, and joint ventures to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available for utilization. Future taxable profits are estimated based on business plans for the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Such reductions are reversed when the probability of future taxable profits improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. Deferred tax assets and liabilities are measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities are offset only if certain criteria are met.

Equity

(16) Equity

(a) Ordinary shares

Common shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares are recognized as a deduction from equity, net of any related taxes.

(b) Repurchase and sale of ordinary shares (treasury shares)

When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity and presented as treasury shares. When treasury shares are sold subsequently, the consideration received is recognized as an increase in equity and the difference between the consideration received and the carrying amount is recognized in capital surplus.

Dividends

(17) Dividends

Dividends to shareholders of the Company are recognized as a liability when such dividends are approved by the shareholders on or before the end of the reporting period but not yet distributed at the end of the reporting period.

Revenue recognition

(18) Revenue recognition

The Group adopted the new revenue recognition standard issued by IASB, IFRS 15 “Revenue from Contracts with Customer” from the year beginning on April 1, 2018.

Before adoption of IFRS 15, the Group generally recognized revenue from sales of goods upon shipment or delivery, depending on when risk and rewards were transferred to customers. Revenue from rendering of services was recognized by reference to the stage of completion of the service at the end of the reporting period. Revenue was measured at the fair value of the consideration received or receivable, net of returns, trade discounts, volume rebates and consumption taxes. The Group has examined and concluded that the prior methods of revenue recognition and measurement were substantially in accordance with IFRS 15 and therefore no material adjustment was made to the beginning balance of the retained earnings under the modified retrospective method.

Details of the revenue recognition policy of the Group are as follows.

The Group recognizes revenue by applying the following steps:

Step 1: Identify the contracts with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when or as the entity satisfies a performance obligation

The Group engages in the manufacturing and selling of products such as electronic components, car navigation and audio systems and other products through the electronic components segment and the automotive infotainment segment. Revenue from sales of these products is recognized upon shipment or delivery, depending on when the control over the products is considered transferred to the customer based on sales agreements.

The Group also renders transportation, storage, forwarding services, system development, and other services to its customers through the logistics and other segments. The Group recognizes these revenues over time because its customers simultaneously receive and consume the benefits provided by the Group.

The transaction prices that the Group is entitled to receive in exchange for transferring goods and services to the customer include certain forms of variable consideration, including trade discounts and volume rebates provided mainly to automotive makers. The Group includes estimated amounts in the transaction price only to the extent that it is highly probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Variable consideration amounts are estimated based upon historical trends and are subsequently adjusted in each period based on current information available.

Transaction consideration is mostly received within three months from the provision of goods and services and therefore does not involve a significant financing component.

Consumption taxes collected from customers on behalf of governmental authorities are excluded from revenue.

See Note 22 “Revenue” for more information.

Government grants

(19) Government grants

Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attached to the grants and that the grants will be received.

Government grants associated with an expense are recognized as “Other operating income” in the consolidated statements of profit or loss in the same accounting period when the expense is incurred. Government grants for purchase of assets are recognized as “Other current and non-current liabilities” in the consolidated statements of financial position and amortized to profit or loss on a straight-line basis over the useful lives of the related assets.

The Group has been awarded government grants mainly from the Ministry of Economy, Trade and Industry of Japan and Fukushima Prefecture of Japan to subsidize the costs of purchases of equipment and investing in the development of Fukushima Prefecture.

Share-based payments

(20) Share-based payments

The Group has granted equity-settled share options to directors. The fair value of share options at the grant date is recognized as expenses over the vesting period from the grant date, with a corresponding increase in equity. The share options vest conditionally on continued employment and are awarded upon approval by the Board of Directors.